Goodwill And Other Intangible Assets (Summary Of Core Deposit Intangibles) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 8,387	$ 5,677
Accumulated amortization	(4,646)	(3,608)
Total	$ 3,741	$ 2,069